Financial investments	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial investments

9	Financial investments

Carrying amounts of financial investments
	30 Jun	31 Dec[1]
	2023	2022
	$m	$m
Financial investments measured at fair value through other comprehensive income	276,683	255,660
– treasury and other eligible bills	102,704	86,749
– debt securities	172,280	167,107
– equity securities	1,606	1,696
– other instruments	93	108
Debt instruments measured at amortised cost	131,250	109,066
– treasury and other eligible bills	30,627	34,507
– debt securities	100,623	74,559
At the end of the period	407,933	364,726
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.